SUPPLEMENT DATED MAY 12, 2022
TO
PROSPECTUS DATED MAY 1, 2022
FOR PRIME VARIABLE UNIVERAL LIFE INSURACNCE

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

Appendix A: Funds Available under the Contract is updated as follows:

For the Franklin Allocation VIP Fund, the following Subadvisers are added to the list of Subadvisers in the Adviser/Subadviser column:

Templeton Global Advisors Limited, Franklin Templeton Institutional, LLC

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.